Equity (Details) - shares		6 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Beginning balance of warrants outstanding, Number of shares		2,396,747	2,396,747
Decrease for reverse stock split		(2,157,073)
Ending balance of warrants outstanding, Number of shares		239,674	2,396,747
Beginning Balance of warrants outstanding, Weighted average life		3 years 8 months 2 days	4 years 8 months 5 days
Ending Balance of warrants outstanding, Weighted average life		3 years 2 months 1 day	4 years 2 months 5 days
Balance of warrants outstanding, Expiration dates	[1]	*	*

[1]	Among the 239,674 shares of warrants, 35,972 shares will expire on November 20, 2022, 203,702 shares will be expire on May 23, 2024.